COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

18.                               COMMITMENTS AND CONTINGENCIES

(a)                                 Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of the Group’s office premises.  Rental expense under operating leases for the years ended 2009, 2010 and 2011 was $1,007,991, $1,660,007 and $1,651,398, respectively.

As of December 31, 2011, the Group was obligated under certain operating leases, relating to the rental of office premises, requiring minimum rental payments as follows:

Year ending December 31,
2012	$1,300,651
2013	715,559
2014	208,408
2015	185,561
2016	46,697
2017 and thereafter	80,479
$2,537,355

(b)                                 Other commitments

The Group has entered into several agreements to pay media costs typically for periods of 5 to 10 years.  As of December 31, 2011, future minimum purchase commitments under these agreements totalled approximately $362,464,000, which would be payable as follow:

Year ending December 31,
2012	$106,202,000
2013	99,916,000
2014	70,414,000
2015	53,682,000
2016	16,014,000
2017 and thereafter	4,528,000
$350,756,000

(c)                                  Litigation with the selling shareholders and former management of DMG

The Company filed a summons with notice in the Supreme Court of the State of New York, which is the trial court there (the “New York Court”) on December 27, 2010 against the selling shareholders and former management of DMG. The summons with notice alleged that the selling shareholders of DMG (i) engaged in an unlawful scheme to induce the Group, through false, deceptive, and misleading statements concerning DMG’s financial condition and performance, to pay a grossly inflated price to purchase DMG in 2010, and (ii) received, or are scheduled to receive, ill-gotten gains from this unlawful scheme. The summons with notice further alleged that the Group is owed indemnification from an escrow fund, established at the time of the purchase, as a result of breaches of representations and warranties contained in the merger agreement pursuant to which we acquired DMG (the “Merger Agreement”). The claims summarized in the summons with notice were set forth in a more detailed complaint filed by the Company on February 2, 2011.

On February 25, 2011, Gobi Partners, Inc., Gobi Fund, Inc., Gobi Fund II, L.P., Oak Investment Partners XII, L.P., and Thomas Gai Tei Tsao (collectively, the “Former DMG Shareholders”) filed a countersuit in the New York Court against by the Company. The complaint in that lawsuit alleges that the Company breached certain agreements related to the DMG Acquisition by (i) declining to make certain installment payments that the Former DMG Shareholders claim they were entitled to receive and (ii) declining to take steps to facilitate the transfer of Company stock that the Former DMG Shareholders claim to be entitled to receive in connection with the DMG Acquisition. The Former DMG Shareholders also seek specific enforcement of the contracts at issue, compensatory damages in an amount to be determined at trial, and permanent and preliminary injunctive relief compelling the Company to comply with the parties’ agreement. The Company denied the material allegations of the complaint by the Former DMG Shareholders and asserted a counterclaim for breach of contract arising from the destruction of DMG’s electronic data prior to deliver to the Company.

Also on February 25, 2011 the Former DMG Shareholders filed motions against the Group for various relief. They sought to dismiss most of the claims in the Company’s complaint as well as the Company’s counterclaim based on destruction of DMG’s electronic data. They also sought (i) an order of attachment against the Company in the amount of $30 million plus interest, on account of a post-closing payment of that amount which the Former DMG Shareholders alleged to be due, and (ii) an order directing the Company to transfer assets into the United States to secure a prospective judgment.  The Former DMG Shareholders also filed a motion for a preliminary injunction to compel the Company to remove the restrictive legend on the Company’s ordinary shares received by the Former DMG Shareholders in connection with the DMG Acquisition, and to provide consents or authorizations to convert those shares into freely tradable American Depository Shares.

On November 3, 2011 the New York Court decided the pending motions in the above lawsuits. It granted the motion to dismiss the Group’s fraud, unjust enrichment and declaratory judgment claims, as well as our breach of contract claim based on the destruction of DMG’s electronic data. The New York Court denied the Former DMG Shareholders’ motion to dismiss the Group’s indemnification claim for not less than$2,785,633 but granted their motion to attach the Group’s assets in the amount of $30million plus interest, as security in the event the Former DMG Shareholders were successful in their monetary claims against the Group. The ruling also required the Former DMG Shareholders to file a $500,000 undertaking in the event that it is ultimately determined that they were not entitled to the attachment. Finally, the New York Court denied the Former DMG Shareholders’ request to compel the Group to release the restrictions on the stock certificates they received, noting that any injury they may have suffered as a result of the alleged failure to release those restrictions would be compensable in monetary damages.

On November 11, 2011 the Group filed an appeal from the New York Court’s orders.

On November 21, 2011 the Former DMG Shareholders filed a motion for partial summary judgment in the New York Court, seeking a judgment against the Company of $60 million plus interest for the Company’s failure to make $60 million in post-closing payments claimed to be due for the DMG Acquisition. They also filed a motion to confirm the order of attachment previously entered in the amount of $30 million plus interest. The Company believes that the Former DMG Shareholders’ claims and related motions are without merit and intend to vigorously defend the claims and oppose the motions. Management believes it is difficult to assess the prospects for the pending motions or, if they are decided by the New York Court adversely to the Group, the prospects of obtaining a reversal on appeal. Consequently, management is unable to predict the ultimate outcome of the matter. Management notes, however, that the exposure of the Company includes the following possible outcomes, if not overturned on appeal:

a)             the Former DMG Shareholders’ motion for summary judgment might be granted, and they might obtain a judgment in the amount of $60 million plus interest;

b)             the Former DMG Shareholders might be successful in obtaining (i) an order requiring the Group to release the restrictive legend on the stock that the Former DMG Shareholders received in consideration for the DMG Acquisition or (ii) damages arising out of the failure to remove the restriction;

c)              the Group might not succeed in recovering on its claim with respect to the indemnity escrow (in which it seeks$2,785,633), and the Former DMG Shareholders might succeed in compelling the escrow to be turned over to them; and

d)             the orders of attachment might be confirmed.

Although the Company continues to claim in the pending litigation in the New York Court, and expect to on appeal that no further consideration should be paid to the Former DMG Shareholders, the consideration provided for in the Merger Agreement has been fully provided for in the consolidated financial statements (See Note 3). In addition, and accrued interest of $3,375,000 on the unpaid but challenged post-closing consideration of $60 million provided for in the Merger Agreement has been recorded and included in accrued expenses and other current liabilities (See Note 13). The Company has made these provisions because management considers that, unless the Company succeeds on appeal, payment of such amounts is probable based on the November 3, 2011 order of the New York Court. Management estimates that the further potential loss that could result from this litigation may be as much as $40 million as of date of this report, but management considers such potential loss merely reasonably possible but not probable in accordance to ASC 450, due to uncertainty. The litigation is still in progress as of the date of this report.

(d)                                 Other

The National Standard of Frame Structure and Channel Code and Modulation of Digital Television Ground Broadcasting Transmission System (the “National Standard”), was approved by the Standardization Administration of the PRC on August 18, 2006, and became effective on August 1, 2007.  On March 27, 2006, the PRC State Administration of Radio, Film and Television (“SARFT”) promulgated the Notice Concerning Experimental Mobile Digital Television (the “March Notice”), which required all of the Group’s local operating partners must adopt the National Standard for their mobile digital television operations and the SARFT has officially issued a notice to require some of the Group’s local operating partners and direct equity investment entities to complete the adoption of the National Standard by June 30, 2010.  As of December 31, 2011, the mobile digital television network of the Group’s direct equity investment entities and the digital television broadcasting infrastructure of the Group’s local operating partners in 11 cities have been converted to the National Standard, but those in another 8 cities have not yet completed the conversion and do not meet the requirements of the National Standard.  The Group’s direct equity investment entities and local operating partners may be required to spend significant capital and other resources, including on new equipment, to convert their digital television broadcasting infrastructure to the National Standard.  Under some of the Group’s exclusive advertising agency agreements, the Group may be responsible for a portion of such expenditures in 5 of the 8 cities that have not yet completed the conversion.  The total cost of converting the equipment to the National Standard in these 5 cities is not expected to exceed $2 million.  However, the Group and its local operating partners in these 5 cities have not yet determined the allocation of such capital expenditures, and there is no reliable basis for management to accurately estimate the amount and timing of capital expenditures required for these local operating partners, therefore, no accrual for such liability has been made in the consolidated financial statements.